Earnings per Share	12 Months Ended
Dec. 31, 2022
Earnings per Share [Abstract]
Earnings per Share
14.	Earnings per Share:

The calculation of net income per common share is summarized below:

	For the years ended December 31,
	2022	2021	2020

Net income / (loss)	$17,239	$41,348	$(18,356)
Less: Dividends to non-vested participating securities	(227)	-	-
Less: Undistributed earnings to non-vested participating securities	(105)	-	-
Net income / (loss) attributable to common shareholders, basic	$16,907	$41,348	$(18,356)

Undistributed earnings to non-vested participating securities	$105	$-	$-
Undistributed earnings reallocated to non-vested participating securities	(51)	-	-
Interest effect of convertible notes	-	6,473	-
Net income / (loss) attributable to common shareholders, diluted	$16,961	$47,821	$(18,356)

Weighted average common shares outstanding, basic	17,439,033	15,332,191	3,343,628
Effect of dilutive securities:
Warrants	245,015	541,009	-
Non-vested participating securities	-	169,522	-
Convertible notes shares	-	3,091,031	-
Weighted average common shares outstanding, diluted	17,684,048	19,133,753	3,343,628

Net income / (loss) per share attributable to common shareholders, basic	$0.97	$2.70	$(5.49)
Net income / (loss) per share attributable to common shareholders, diluted	$0.96	$2.50	$(5.49)

As of December 31, 2022, non-vested participating shares under the Company's equity incentive plan of 294,232 were excluded from the computation of diluted shares as their effect was already considered under the more dilutive two-class method used above (Note 15). As of December 31, 2022, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are 38,332 incremental shares of unexercised warrants that are out-of-the money as of the reporting date (Note 11), calculated with the treasury stock method, as well as 930,416 shares assumed to be converted with respect to the convertible notes (Note 8) calculated with the if-converted method. As of December 31, 2021, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, were 81,230 potentially issuable shares of unexercised warrants that were out-of-the money as of December 31, 2021.  As of December 31, 2020, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, were 5,069,928 incremental shares of unexercised warrants that were out-of-the money as of December 31, 2020, as well as 3,226,250 shares assumed to be converted with respect to the convertible notes (Note 8) calculated with the if-converted method.